Other Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Other Assets [Line Items]
Cost method investments		$ 8,397	$ 7,035
Equity method investments		15,708	13,647
Other assets, carried at fair value		3,275	3,065
Total nonmarketable equity investments		27,380	23,747
Corporate/bank-owned life insurance		19,325	19,199
Accounts receivable		31,056	26,251
Interest receivable		5,339	5,065
Customer relationship and other amortized intangibles		4,115	4,461
Non-residential real estate		403	565
Operating lease assets		10,089	3,782
Due from customers on acceptances		196	273
Other		17,469	12,618
Total other assets	[1],[2]	114,541	95,513
Other Assets Textual [Abstract]
Income (loss) from affordable housing projects, equity method investments		816	708
Low income housing tax credit (LIHTC) investment total tax benefits		1,200	1,100
Low income housing tax credit (LIHTC) investment tax credits		939	829
Low income housing tax credit (LIHTC) investment liability for unfunded commitments		$ 3,600	3,000
Low income housing tax credit (LIHTC) investment, year liability is expected to be paid		3 years
Income (Expense) Related to Nonmarketable Equity Investments [Abstract]
Net realized gains from nonmarketable equity investments		$ 579	1,659	$ 1,479
All other		(508)	(743)	(741)
Total		71	916	$ 738
Government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate		197	446
Non-government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate		378	414
Core deposit intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles		1,620	2,539
Customer relationship and other amortized intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles		1,089	614
Perpetual Preferred Securities NonMarketable [Member]
Components of Other Assets [Line Items]
Cost method investments		525	595
Federal bank stock [Member]
Components of Other Assets [Line Items]
Cost method investments		6,407	4,814
LIHTC investments [Member]
Components of Other Assets [Line Items]
Equity method investments		9,714	8,314
Private equity and other [Member]
Components of Other Assets [Line Items]
Cost method investments		1,465	1,626
Equity method investments		3,635	3,300
Tax Advantaged Renewable Energy [Member]
Components of Other Assets [Line Items]
Equity method investments		2,054	1,625
New Market Tax Credit and Other [Member]
Components of Other Assets [Line Items]
Equity method investments		$ 305	$ 408

[1]	(1)Prior period has been revised to conform to the current period presentation of reporting derivative assets and liabilities separately. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.